Goodwill And Other Intangible Assets Goodwill and Other Intangible Assets (Detail) (USD $)	6 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Mar. 29, 2013 Food and Support Services - International	Apr. 01, 2011 Food and Support Services - International	Sep. 27, 2013 Food and Support Services - International	Sep. 30, 2011 Food and Support Services - International	Mar. 28, 2014 Customer Relationships	Sep. 27, 2013 Customer Relationships	Mar. 28, 2014 Customer Relationships Minimum	Sep. 27, 2013 Customer Relationships Minimum	Mar. 28, 2014 Customer Relationships Maximum	Sep. 27, 2013 Customer Relationships Maximum
Goodwill [Line Items]
Asset impairment charges							$ 5,300,000	$ 16,900,000	$ 5,300,000
Goodwill impairment loss			11,698,000			11,700,000	4,000,000	11,698,000
Impairment of intangible assets (excluding goodwill)							1,300,000
Finite-lived intangible asset, useful life												5 years	5 years	24 years	24 years
Acquired finite-lived intangible assets, weighted average useful life										12 years	11 years
Amortization of intangible assets	85,500,000	96,300,000	192,000,000	198,000,000	193,000,000
Acquired intangible asset amount			$ 21,400,000